ACQUISITION OF WWE (Tables)	12 Months Ended
Dec. 31, 2024
ACQUISITION OF WWE [Abstract]
Schedule of Preliminary Allocation of Purchase Price

A summary of the final purchase price allocation is as follows:

Cash and cash equivalents	$381,153
Accounts receivable	105,237
Other current assets	89,256
Property, buildings and equipment	398,004
Intangible assets
Trademarks and trade names	2,188,200
Customer relationships	900,500
Other	128,300
Goodwill	5,063,067
Finance lease right of use assets	257,359
Operating lease right of use assets	12,337
Investments	12,007
Other assets	25,928
Deferred tax liabilities	(379,601)
Accounts payable and accrued liabilities	(124,280)
Current portion of long-term debt	(16,934)
Deferred revenue	(54,190)
Finance lease liabilities	(255,940)
Operating lease liabilities	(12,224)
Other long-term liabilities	(2,527)
Additional paid-in-capital (1)	(283,591)
Net assets acquired	$8,432,061
(1) The additional paid-in-capital amount represents incremental goodwill related to deferred tax liabilities recorded at TKO’s parent company in connection with the acquisition of WWE.
Schedule of Supplemental Financial Information of Acquiree

Revenue	$382,767
Net loss	$(73,279)

Schedule of Supplemental Pro Forma Financial Information

	Year Ended December 31,
	2023	2022
Pro forma revenue	$4,168,395	$3,965,557
Pro forma net income	208,802	31,167